Loans Payable - Schedule of loans payable (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025
Debt Instrument [Line Items]
Interest	$ 79	$ 118	$ 151	$ 225
Less: current portion	(3,107)		(3,107)		$ (2,792)
Non-current portion	10,946		10,946		10,200
Loans payable [Member] | Boden Technologies AB [Member]
Debt Instrument [Line Items]
Balance, beginning of period			12,993	$ 13,188	13,188
Interest			151		414
Repayment					(1,343)
Foreign exchange movement			909		734
Balance, end of period	14,053		14,053		$ 12,993
Less: current portion	(3,107)		(3,107)
Non-current portion	$ 10,946		$ 10,946